Equity-based participation plans for employees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 1,142	$ 982	$ 910
Liabilities from share-based payment transactions	322	235	253
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 60	$ 66	$ 69